Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	69,050.00
Total Offset Amount	23,780.00
Net Fee	$ 45,270.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A